RELATED PARTIES BALANCES AND TRANSACTIONS (Schedule of Balances and Transactions with Related Parties) (Details1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Amounts charged to
Research and development expenses	$ 702	$ 151	$ 0
General and administrative expenses	2,091	2,155	370
Interest expense on convertible notes	$ 0	$ 0	$ 251